YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS MONEY MARKET INSTRUMENTS, INC.
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to report the performance for Dreyfus Money Market Instruments, Inc. for the 12-month period ended December 31, 1998 shown in the following table:


                                                                            YIELD                     EFFECTIVE YIELD*

                                                                        ______________                 _____________
        Money Market Series  . . . . . . . . . . . . . . . . .              4.65%                           4.76%

        Government Securities Series . . . . . . . . . . . . .              4.73%                           4.83%

ECONOMIC REVIEW

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year, but world economic weakness generated powerful enough disinflationary forces that the Fed acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the course of 1998 moderated mainly by the American consumer's role as "spender of last resort."

A main influence on the U.S. economy during the year was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

  The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and
paper)    and    exports.

  Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

  The global economy survived a triple financial crisis in 1998 from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition away from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

  As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relaxed.

MARKET ENVIRONMENT/PORTFOLIO FOCUS

  The economic forces described above drove down interest rates in late summer and early fall. Later in the year there was a modest increase in rates. One of its effects was to change the yield curve from one that had been negative to a positive, sloping structure. In this normal configuration, longer-term yields exceeded those of the shorter-term instruments.

  A flight to safety by global investors was the force that drove down longer-term U.S. yields last fall. In recent weeks, investors appear to have become more confident about the economic outlook. One factor has been the rise in interest rates in Japan, which brought about some repatriation of investment funds to that country. In addition, the introduction of the Euro currency at the start of the new year, which was well received, put some downward pressure on the U.S. dollar.

Investor fears of worldwide financial turmoil seemed to have receded recently. Currently, prices and rates in the money market appear to be reacting more to underlying economic forces than to such market psychology factors. This, of course, can be constructive for investors in short-term money market instruments.

The fact that the Federal Reserve Open Market Committee lowered interest rates
three   times   between   late   September   and  year-end  has  been  a  strong
confidence-building factor in the markets. Currently, we expect the Fed to remain in a "wait and see" mode for a while.

  During the reporting period, we lengthened the average portfolio maturity, as we deemed appropriate, in order to take advantage of possible declining interest rates. We will continue to monitor the market, including interest rates, in seeking investment opportunities for the Fund.

               Sincerely,


               [Patricia A. Larkin signature]


               Patricia A. Larkin

               Senior Portfolio Manager

January 13, 1999

New York, N.Y.

* Effective yield is based upon dividends declared daily and reinvested monthly

DREYFUS MONEY MARKET INSTRUMENTS, INC., MONEY MARKET SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                    DECEMBER 31, 1998

                                                         Principal

Negotiable Bank Certificates of Deposit--17.6%                                                      Amount            Value
-------------------------------------------------------                                         _____________     _____________
Bayerische Landesbank Girozentrale (Yankee)

  5.16%, 7/23/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    5,000,000    $    5,011,843

Branch Bank and Trust Co.

  5.04%, 1/10/00 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,500,000         4,498,671

Societe Generale N.A. Inc.

  4.88%, 2/23/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,999,716

Union Bank of California

  5.01%, 6/7/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,000,000

                                                                                                                  _____________

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $19,510,230) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        $  19,510,230

                                                                                                                  _____________


Commercial Paper--48.4%
-------------------------------------------------------

Amsterdam Funding Corp.

  5.53%, 1/11/99 (b,c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    5,000,000    $    4,992,361

Bear Stearns Companies Inc.

  5.67%, 1/14/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,990,069

Finova Capital Corp.

  5.27%, 3/19/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,944,924

Fleet Funding Corp.

  5.47%, 1/8/99 (b,c)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         3,995,761

General Electric Capital Corp.

  5.49%, 1/28/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,979,825

General Electric Capital Services

  5.01%-5.24%, 2/24/99-6/9/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,933,720

Goldman Sachs Group L.P.

  5.14%, 4/20/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,924,306

Merrill Lynch & Co. Inc.

  5.06%, 1/14/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,990,972

Paine Webber Group Inc.

  5.71%, 1/7/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,995,333

Spintab AB

  5.08%, 6/22/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,881,631

SwedBank Inc.

  5.08%, 4/14/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,929,188

                                                                                                                  _____________

TOTAL COMMERCIAL PAPER

  (cost $53,558,090) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        $  53,558,090

                                                                                                                  _____________

DREYFUS MONEY MARKET INSTRUMENTS, INC., MONEY MARKET SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                    DECEMBER 31, 1998

                                                                                                  Principal

Corporate Notes--9.0%                                                                              Amount            Value
-------------------------------------------------------                                         _____________     _____________
CIT Group Holdings Inc.

  4.87%, 9/21/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    5,000,000    $    4,998,945

Heller Financial Inc.

  5.05%, 4/13/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,000,000

                                                                                                                  _____________

TOTAL CORPORATE NOTES

  (cost $9,998,945)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $    9,998,945
                                                                                                                  _____________

Short-Term Bank Notes--17.3%
-------------------------------------------------------

Bank of America FSB

  5.03%, 6/15/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    4,000,000    $    4,077,995

Bankers Trust N.Y. Corp.

  4.90%, 3/19/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,999,587

Key Bank N.A.

  4.87%, 2/24/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         4,999,497

Lasalle National Bank

  5.67%, 4/13/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,000,000

                                                                                                                  _____________

TOTAL SHORT-TERM BANK NOTES

  (cost $19,077,079) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        $  19,077,079
                                                                                                                  _____________

Time Deposits--6.5%
-------------------------------------------------------

Berliner Handels-und Frankforter Bank (Grand Cayman)

  5.19%, 1/4/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    4,193,000    $    4,193,000

Westdeutsche Landesbank Girozentrale (Grand Cayman)

  5.25%, 1/4/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,000,000

                                                                                                                  _____________

TOTAL TIME DEPOSITS

  (cost $7,193,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $    7,193,000
                                                                                                                  _____________

TOTAL INVESTMENTS

  (cost $109,337,344)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       98.8%                         $109,337,344
                                                                                   _______                        _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . .        1.2%                       $    1,298,050
                                                                                   _______                        _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      100.0%                         $110,635,394
                                                                                   _______                        _____________

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Variable interest rate--subject periodic change.

(b) These notes were acquired for investment, and not with intent to distribute or sell.

(c) Securities restricted as to public resale. These securities were acquired on 12/10.98 at a cost of 99.53. At December 31, 1998, the aggregate value of these securities was $8,988,122 representing approximately 8.1% of net assets.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MONEY MARKET INSTRUMENTS, INC., GOVERNMENT SECURITIES SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                    DECEMBER 31, 1998

                                                                            Annualized

                                                                              Yield on

                                                                              Date of            Principal

U.S. Treasury Bills--22.2%                                                    Purchase             Amount             Value
---------------------------------------------------------------------------  ___________        _____________     _____________
   1/21/99

       (cost $94,766,194)  . . . . . . . . . . . . . . . . . . . . . . . .      4.44%           $  95,000,000     $  94,766,194

                                                                                                                  _____________

U.S. Treasury Notes--34.3%
----------------------------------------------

   5%, 2/15/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4.57%           $  21,000,000     $  20,986,221

   6.375%, 7/15/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.25               50,000,000        50,213,921

   5.875%, 8/31/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4.81               30,000,000        30,196,270

   5.625%, 11/30/99  . . . . . . . . . . . . . . . . . . . . . . . . . . .      4.45               30,000,000        30,263,952

   5.625%, 12/31/99  . . . . . . . . . . . . . . . . . . . . . . . . . . .      4.58               15,000,000        15,128,202

                                                                                                                  _____________

TOTAL U.S. TREASURY NOTES

   (cost $146,788,566) . . . . . . . . . . . . . . . . . . . . . . . . . .                                         $146,788,566
                                                                                                                  _____________

Repurchase Agreements--43.2%
----------------------------------------------

Bear Stearns & Co.

  dated 12/31/98, due 1/4/99 in the amount of $44,022,733

  (fully collateralized by $45,195,000 U.S. Treasury

   Bills, due 4/29/99, value $44,534,676)  . . . . . . . . . . . . . . . .      4.65%           $  44,000,000     $  44,000,000

CIBC Oppenheimer Corp.

  dated 12/31/98, due 1/4/99 in the amount of $50,026,389

  (fully collateralized by $48,969,000 U.S. Treasury

   Notes, 7.75%, due 11/30/99, value $50,633,980)  . . . . . . . . . . . .      4.75               50,000,000        50,000,000

Donaldson, Lufkin & Jenrette Securities, Inc.

  dated 12/31/98, due 1/4/99 in the amount of $45,024,250

  (fully collateralized by $45,386,000 U.S. Treasury

   Notes, 5.625%, due 12/31/99, value $45,811,494) . . . . . . . . . . . .      4.85               45,000,000        45,000,000

Morgan Stanley Dean Witter & Co.

  dated 12/31/98, due 1/4/99 in the amount of $27,013,860

  (fully collateralized by $26,470,000 U.S. Treasury

   Notes, due 10/31/99, value $27,397,318) . . . . . . . . . . . . . . . .      4.62               27,000,000        27,000,000

SBC Warburg Dillon Read Inc.

  dated 12/31/98, due 1/4/99 in the amount of $18,820,316

  (fully collateralized by $19,532,000 U.S. Treasury

   Bills, due 5/20/99, value $19,195,507)  . . . . . . . . . . . . . . . .      3.50               18,813,000        18,813,000

                                                                                                                  _____________

TOTAL REPURCHASE AGREEMENTS

   (cost $184,813,000) . . . . . . . . . . . . . . . . . . . . . . . . . .                                         $184,813,000
                                                                                                                  _____________
_____________

TOTAL INVESTMENTS

   (cost $426,367,760) . . . . . . . . . . . . . . . . . . . .     99.7%                                           $426,367,760
                                                                 _______                                          _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . .       .3%                                         $    1,290,972
                                                                 _______                                          _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .    100.0%                                           $427,658,732
                                                                 _______                                          _____________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MONEY MARKET INSTRUMENTS, INC.
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                         DECEMBER 31, 1998

                                                                                                   Money           Government

                                                                                                   Market          Securities

                                                                                                   Series            Series
                                                                                                _____________     _____________
ASSETS:             Investments in securities, See Statement of Investments

                    (including repurchase agreements of $184,813,000

                                 for the Government Securities Series)--Note 2(b)  . . . .       $109,337,344      $426,367,760

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .            966,756        11,849,449

                                 Interest receivable . . . . . . . . . . . . . . . . . . .            534,614         2,602,897
                                                                                                _____________     _____________

                                                                                                  110,838,714       440,820,106
                                                                                                _____________     _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .             65,859           251,753

                                 Payable for shares of Common Stock redeemed . . . . . . .           --               12,799,762

                                 Accrued expenses and other liabilities  . . . . . . . . .            137,461           109,859
                                                                                                _____________     _____________

                                                                                                      203,320        13,161,374
                                                                                                _____________     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $110,635,394      $427,658,732
                                                                                                _____________     _____________

REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .       $110,664,209      $427,658,979

                                 Accumulated net realized gain (loss) on investments . . .           (28,815)             (247)
                                                                                                _____________     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $110,635,394      $427,658,732
                                                                                                _____________     _____________

                               NET ASSET VALUE PER SHARE

                              _____________________________


                                                                                                   Money           Government

                                                                                                   Market          Securities

                                                                                                   Series            Series
                                                                                                _____________     _____________


Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $110,635,394      $427,658,732

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        110,647,709       427,658,979

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              $1.00             $1.00
                                                                                                      ______            ______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MONEY MARKET INSTRUMENTS, INC.
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                          YEAR ENDED DECEMBER 31, 1998

                                                                                                   Money           Government

                                                                                                   Market          Securities

                                                                                                   Series            Series
                                                                                                _____________     _____________

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .       $  6,391,168       $23,035,979
                                                                                                 ____________      ____________

EXPENSES--Note 2(c):             Management fee--Note 3(a) . . . . . . . . . . . . . . . .      $     570,963      $  2,133,415

                                 Shareholder servicing costs--Note 3(b)  . . . . . . . . .            291,130           575,171

                                 Registration fees . . . . . . . . . . . . . . . . . . . .             33,850            34,038

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             28,651            23,246

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .             25,974            83,583

                                 Prospectus and shareholders' reports  . . . . . . . . . .             24,751            22,560

                                 Directors' fees and expenses--Note 3(c) . . . . . . . . .             16,707            56,529

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .             82,938          ---
                                                                                                  ____________      ____________

                                    Total Expenses . . . . . . . . . . . . . . . . . . . .          1,074,964         2,928,542
                                                                                                  ____________      ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,316,204        20,107,437

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 2(b) . . . . . . . . . . . . . . . . . . . .            (6,557)            36,250
                                                                                                  ____________      ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .       $  5,309,647       $20,143,687
                                                                                                  ____________      ____________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MONEY MARKET INSTRUMENTS, INC.
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                               Money Market Series             Government Securities Series
                                                          ________________________________    ________________________________

                                                          Year Ended         Year Ended        Year Ended        Year Ended

                                                         December 31,       December 31,      December 31,      December 31,

                                                             1998               1997              1998              1997

                                                         ________________   _______________   ________________   _______________

OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . .  $       5,316,204  $      6,057,427  $      20,107,437   $    19,697,451

  Net realized gain (loss) on investments  . . . . . .            (6,557)           (3,878)            36,250             7,009
                                                         ________________   _______________   ________________   _______________
_______________

    Net Increase (Decrease) in Net Assets

       Resulting from Operations . . . . . . . . . . .          5,309,647         6,053,549         20,143,687        19,704,460
                                                         ________________   _______________   ________________   _______________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . .         (5,316,204)       (6,057,427)       (20,107,437)      (19,697,451)

  Net realized gain on investments . . . . . . . . . .         -----             ----                  (36,250)       -----
                                                         ________________   _______________   ________________   _______________

    Total Dividends  . . . . . . . . . . . . . . . . .         (5,316,204)       (6,057,427)       (20,143,687)      (19,697,451)
                                                         ________________   _______________   ________________   _______________

CAPITAL STOCK TRANSACTIONS:

 ($1.00 per share):

  Net proceeds from shares sold  . . . . . . . . . . .        270,802,602       301,641,056      1,295,087,820     1,411,479,603

  Dividends reinvested . . . . . . . . . . . . . . . .          3,521,681         4,474,950         11,359,817        12,621,559

  Cost of shares redeemed  . . . . . . . . . . . . . .       (282,449,373)     (316,689,108)   (1,259,780,722)   (1,484,884,885)
                                                         ________________   _______________   ________________   _______________

    Increase (Decrease) in Net Assets from

       Capital Stock Transactions  . . . . . . . . . .         (8,125,090)      (10,573,102)       46,666,915        (60,783,723)
                                                         ________________   _______________   ________________   _______________

    Total Increase (Decrease) in Net Assets  . . . . .         (8,131,647)      (10,576,980)       46,666,915        (60,776,714)

                                                         ________________   _______________   ________________   _______________

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . .        118,767,041       129,344,021        380,991,817        441,768,531

                                                         ________________   _______________   ________________   _______________

  End of Period  . . . . . . . . . . . . . . . . . . .  $     110,635,394   $   118,767,041  $     427,658,732    $   380,991,817
                                                         ________________   _______________   ________________   _______________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MONEY MARKET INSTRUMENTS, INC., MONEY MARKET SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                     Year Ended December 31,
                                                                        ______________________________________________________

PER SHARE DATA:                                                     1998         1997         1996         1995          1994
                                                                  ______        ______       ______       ______       ______
   Net asset value, beginning of period  . . . . . . . . . .     $  1.00       $  1.00      $  1.00      $  1.00      $  1.00
                                                                  ______        ______       ______       ______       ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .        .047          .047         .046         .053         .034
                                                                  ______        ______       ______       ______       ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .       (.047)        (.047)       (.046)       (.053)       (.034)
                                                                  ______        ______       ______       ______       ______

   Net asset value, end of period  . . . . . . . . . . . . .     $  1.00       $  1.00      $  1.00      $  1.00      $  1.00
                                                                  ______        ______       ______       ______       ______


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . .        4.76%         4.76%        4.73%        5.46%        3.42%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . .         .94%         1.00%         .93%         .84%         .88%

   Ratio of net investment income

       to average net assets . . . . . . . . . . . . . . . .        4.66%         4.66%        4.63%        5.33%        3.35%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . . . . . . .           --          .01%          --           --          --

   Net Assets, end of period (000's Omitted) . . . . . . . .      $110,635     $118,767     $129,344     $144,172    $170,548

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MONEY MARKET INSTRUMENTS, INC., GOVERNMENT SECURITIES SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                     Year Ended December 31,
                                                                    ______________________________________________________

PER SHARE DATA:                                                     1998         1997         1996         1995          1994

                                                                  ______        ______       ______       ______       ______

   Net asset value, beginning of period  . . . . . . . . . .     $  1.00       $  1.00      $  1.00      $  1.00      $  1.00
                                                                  ______        ______       ______       ______       ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .        .047          .046         .045         .051         .033
                                                                  ______        ______       ______       ______       ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .       (.047)        (.046)       (.045)       (.051)       (.033)
                                                                  ______        ______       ______       ______       ______

   Net asset value, end of period  . . . . . . . . . . . . .     $  1.00       $  1.00      $  1.00      $  1.00      $  1.00
                                                                  ______        ______       ______       ______       ______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . .        4.83%         4.72%        4.60%        5.18%        3.31%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . .         .69%          .87%         .90%         .83%         .88%

   Ratio of net investment income

       to average net assets . . . . . . . . . . . . . . . .        4.71%         4.62%        4.50%        5.07%        3.24%

   Net Assets, end of period (000's Omitted) . . . . . . . .     $427,659      $380,992     $441,769     $431,444     $465,956

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MONEY MARKET INSTRUMENTS, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--GENERAL:

   Dreyfus Money Market Instruments, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company and operates as a series company issuing two classes of Common Stock: the Money Market Series and the Government Securities Series. The Fund accounts separately for the assets, liabilities and operations of each series. The Fund' s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

   Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge. The Fund is authorized to issue 5 billion shares of $.01 par value Common Stock for the Money Market Series and 10 billion shares of $.01 par value Common Stock for the Government Securities Series.

It is the Fund's policy to maintain a continuous net asset value per share of $1.00 for each series; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00 for each series.

   The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

   (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreements, the Fund receives net earnings credits based on available cash balances left on deposit. During the period ended December 31, 1998, the Money Market Series received net earning credits of $637. Income earned under this arrangement is included in interest income.

   The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund' s Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

   (C) EXPENSES: Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to both series are allocated between them.

   (D) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). However, to the extent that a net realized capital gain of either series can be reduced by a capital loss carryover of that series, such gain will not be distributed.

DREYFUS MONEY MARKET INSTRUMENTS, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   (E) FEDERAL INCOME TAXES: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The Money Market Series has an unused capital loss carryover of approximately $29,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1998. If not applied, $18,000 of the carryover expires in fiscal 2004, $4,000 expires in fiscal 2005 and $7,000 expires in fiscal 2006.

   At December 31, 1998, the cost of investments of each series for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

   (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee for each series is computed at the annual rate of .50 of 1% of the value of the average daily net assets of each series and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of either series, exclusive of taxes, brokerage commissions, interest on borrowings and extraordinary expenses, exceed 1% of the value of such series' average daily net assets, the Fund may deduct from payments to be made to the Manager, or the Manager will bear the amount of such excess. No expense reimbursement was required for either series for the period ended December 31, 1998 pursuant to the Agreement.

   (B) Under the Shareholder Services Plan, each series reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of each series' average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 1998, the Money Market Series and the Government Securities Series were charged $157,683 and $278,912, respectively, pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended December 31, 1998, the Money Market Series and the Government Securities Series, were charged $102,802 and $247,458, respectively, pursuant to the transfer agency agreement.

   (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


DREYFUS MONEY MARKET INSTRUMENTS, INC.
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF DIRECTORS

DREYFUS MONEY MARKET INSTRUMENTS, INC.

   We have audited the accompanying statement of assets and liabilities, including the statements of investments, of Dreyfus Money Market Instruments, Inc. (comprising, respectively, the Money Market Series and the Government Securities Series) as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series constituting Dreyfus Money Market Instruments, Inc. at December 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.





New York, New York

February 3, 1999




DREYFUS MONEY MARKET INSTRUMENTS, INC., GOVERNMENT SECURITIES SERIES
-----------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

   For State individual income tax purposes, the Government Securities Series hereby designates 33.28% of the ordinary income dividends paid during its fiscal year ended December 31, 1998 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.


                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS MONEY MARKET

INSTRUMENTS, INC.

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940









Printed in U.S.A.                                         008/060AR9812

Money Market

Instruments, Inc.

Annual Report


December 31, 1998